Financial Instruments - Disclosure Details Of Mutual Fund Allocation (Details) - Brazil [Member] - Vinci Monalis FIM Credito Privado IE [Member]	Dec. 31, 2021
Disclosure Details Of Mutual Fund Allocation [Line Items]
Mutual Fund Investment Allocation Percentage	100.00%
Interest And Foreign Exchange [Member]
Disclosure Details Of Mutual Fund Allocation [Line Items]
Mutual Fund Investment Allocation Percentage	46.20%	[1]
Multi strategy [Member]
Disclosure Details Of Mutual Fund Allocation [Line Items]
Mutual Fund Investment Allocation Percentage	46.69%	[2]
Foreign Investments [Member]
Disclosure Details Of Mutual Fund Allocation [Line Items]
Mutual Fund Investment Allocation Percentage	5.23%	[3]
Macro [Member]
Disclosure Details Of Mutual Fund Allocation [Line Items]
Mutual Fund Investment Allocation Percentage	1.88%	[4]

[1]	Funds that seek long-term returns via investments in fixed-income assets, admitting strategies that imply interest risk, price index risk and foreign currency risk.
[2]	Funds without commitment to concentration in any specific strategy.
[3]	Funds that invest in financial assets abroad in a portion greater than 40% of their net asset values.
[4]	Funds that operate in various asset classes (fixed income, variable income, foreign exchange, etc.), with investment strategies based on medium and long-term macroeconomic scenarios.